Taxation (Uncertain tax positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Tax Benefits
Balance beginning of year	$ 40.2	$ 101.6
Increases as a result of positions taken in prior years	0.0	1.1
Decreases as a result of positions taken in prior years	(1.0)	(60.7)
Settlements	0.0	(1.8)
Unrecognized tax benefits	$ 39.2	$ 40.2